Expense Example (Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, Series I shares, Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund | Series I shares, Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund
Example
Expense Example, By Year, Column [Text]	Series I shares
1 Year	$ 38
3 Years	145
5 Years	262
10 Years	$ 604